Stockholders' Equity (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 22, 2016	Dec. 24, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Nov. 19, 2014
Shares issued price per share				$ 1.00	$ .50
Number of common stock issued during the period				$ 4,326,086
Excess shares issued			250,000,000
Common stock shares authorized			200,000,000	200,000,000	3,000,000,000
Common stock, par value			$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized			50,000,000	50,000,000	50,000,000
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued			92,877,999	28,874,299	21,581,103
Common stock, shares outstanding			92,877,999	28,874,299	21,581,103
Preferred stock shares issued			3,071,000	1,160,000	2,400,000		1,861,000
Preferred stock shares outstanding			3,071,000	1,160,000	2,400,000
Preferred stock liquidation per share value			$ 1
Existing Stockholders [Member]
Number of common stock shares issued during the period	3,700			134,378
Shares issued price per share	$ 5.00
Number of common stock issued during the period	$ 18,500			$ 671,890
Series G Convertible Preferred Stock [Member]
Preferred stock, par value				$ 0.001	$ 0.001
Preferred stock convertible into common stock				5,669,500	0	4,459,500
Preferred stock conversion ratio					0.8000
Series G Convertible Preferred Stock [Member] | Preferred StockHolders [Member]
Number of unconverted shares of preferred stock		160,000
Number of unconverted shares of preferred stock value		$ 160,000
Preferred stock convertible into common stock				840,000		938,725
Series H Preferred Stock [Member]
Preferred stock shares issued			3,071,000	0
Preferred stock shares outstanding				0
Preferrred stock dividend rate			10.00%	10.00%
Series H Preferred Stock [Member] | June 30, 2016 [Member]
Preferred stock convertible into common stock			2
Preferred stock conversion ratio			0.13 votes for each share of preferred stock
Preferred stock redemption value per share			$ 1
Series H Convertible Preferred Stock [Member]
Preferred stock, par value				$ 0.001	$ 0.001
Preferred stock shares issued				160,000
Preferred stock convertible into common stock				160,000	0
Preferred stock conversion ratio				0.5332
Series H Convertible Preferred Stock [Member] | Preferred StockHolders [Member]
Preferred stock convertible into common stock				85,312
Series A Preferred Stock [Member]
Preferred stock shares issued				1,000,000
Preferred stock shares outstanding				1,000,000
Preferrred stock dividend rate			12.00%	12.00%
Number of preferred stock issued during the period			3,071,000